UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Operating revenues
Direct financing lease interest income - related parties	$ 9,385	$ 12,208	$ 22,850
Direct financing and sales-type lease interest income - other	9,604	0	331
Finance lease service revenues - related parties	19,827	22,932	44,523
Profit sharing revenues - related parties	5,591	38,937	51,470
Profit sharing revenues - other	61	74	74
Time charter revenues - related parties	25,717	28,755	55,265
Time charter revenues - other	90,862	80,956	171,483
Bareboat charter revenues - related parties	3,823	6,188	10,075
Bareboat charter revenues - other	15,523	19,287	34,964
Voyage charter revenues - other	9,701	9,022	19,329
Other operating income	1,009	3,215	2,587
Total operating revenues	191,103	221,574	412,951
Gain/(loss) on sale of assets and termination of charters, net	779	14	(167)
Operating expenses
Vessel operating expenses - related parties	31,013	34,224	67,221
Vessel operating expenses - other	35,097	34,590	68,795
Depreciation	43,364	46,304	94,293
Vessel impairment charge	0	0	5,314
Administrative expenses - related parties	405	730	1,443
Administrative expenses - other	3,601	4,058	7,629
Total operating expenses	113,480	119,906	244,695
Net operating income	78,402	101,682	168,089
Non-operating income / (expense)
Interest income - related parties, long term loans to associated companies	8,200	9,338	18,675
Interest income – related parties, other	1,372	383	897
Interest income - other	1,017	666	2,164
Interest expense - other	(44,307)	(35,274)	(71,843)
(Loss)/gain on repurchase of bonds	(756)	(38)	(8,802)
Other financial items, net	(8,690)	(13,718)	(2,089)
Net income before equity in earnings of associated companies	38,538	71,289	118,641
Equity in earnings of associated companies	13,855	14,322	27,765
Net income	$ 52,393	$ 85,611	$ 146,406
Per share information:
Basic earnings per share	$ 0.56	$ 0.92	$ 1.57
Diluted earnings per share	$ 0.54	$ 0.78	$ 1.50